Investment Strategy - Federated Hermes Strategic Income Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund allocates the portfolio of investments among the following three categories of the fixed-income market: domestic investment-grade (including, but not limited to, U.S. government, asset-backed, mortgage-backed (MBS), corporate and municipal), domestic noninvestment-grade (including, but not limited to, corporate debt issues (also known as junk bonds and leveraged loans), MBS and municipal securities) and foreign investments (both investment-grade and noninvestment-grade, including, but not limited to, government and corporate investments traded in both emerging and developed markets, and trade finance). Based upon historical returns, the Fund’s investment adviser (the “Adviser”) expects the three categories of investments to have different returns and risks under similar market conditions. The Adviser relies on the differences in the expected performance of each category to manage risks by allocating the Fund’s portfolio among the three categories. The Adviser seeks to enhance the Fund’s performance by allocating more of its portfolio to the category that the Adviser expects to offer the best balance between risk and return. While the Fund’s portfolio usually includes securities from all three categories, the Fund limits the amount that it may invest in a single category up to 60% of its assets, except for the domestic investment-grade category, in which the Fund may invest up to 75% of its assets. In addition, when the Adviser considers the risk/return prospects of equity securities to be attractive, the Fund may also opportunistically invest up to 20% of its assets in equity securities of all market capitalizations, including small capitalization companies. These equity securities may include common stocks, preferred stocks, warrants, convertible securities, and pooled investment vehicles such as exchange-traded funds (ETFs) or other investment companies. Pooled vehicles may be utilized in order to gain broad exposure to the equity market. When selecting investments for the Fund, the Fund can invest in securities directly or in other investment companies, including, for example, funds advised by the Adviser or its affiliates (“Underlying Funds”). At times, the Fund’s investment in Underlying Funds may be a substantial portion of the Fund’s portfolio. The Fund may also invest in derivative contracts or hybrid instruments (such as, for example, futures contracts, option contracts, currency derivatives and swap contracts) to implement its investment strategies as more fully described herein. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy, as described below, and are calculated at market value. The Adviser may invest in bonds of any maturity. The Fund may at times use derivative securities to take a position on interest rate moves, credit market moves, equity market moves and currency moves. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest, to a limited extent, in government securities that are issued by entities whose activities are sponsored by the federal government but that have no explicit financial support. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.